Condensed Statements of Comprehensive Loss - ILS (₪) ₪ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Profit or loss [abstract]
Revenues	₪ 756	₪ 483	₪ 1,683
Cost of revenues	(532)	(398)	(1,069)
Gross profit	224	85	614
Research and development expenses, net	(9,840)	(8,897)	(19,397)
Selling and marketing expenses, net	(2,425)	(2,406)	(4,796)
General and administrative expenses	(4,742)	(4,460)	(9,673)
Operating loss	(16,783)	(15,678)	(33,252)
Financing expenses	(3,031)	(1,242)	(2,785)
Financing income	3,695	636	1,099
Financing income (expenses), net	664	(606)	(1,686)
Loss for the period	(16,119)	(16,284)	(34,938)
Comprehensive loss for the period	₪ (16,119)	₪ (16,284)	₪ (34,938)
Basic and diluted loss per share:
Basic loss per share (in New Shekels per share)	₪ (0.01)	₪ (0.21)	₪ (0.3)
Diluted loss per share (in New Shekels per share)	₪ (0.01)	₪ (0.21)	₪ (0.3)
Weighted average of number of shares used to calculate the basic loss per share (in Shares)	1,217,701,006	79,171,297	117,908,475
Weighted average of number of shares used to calculate the diluted loss per share (in Shares)	1,217,701,006	79,171,297	117,908,475